Average Annual Total Returns - Annuity - Vanguard LifeStrategy Growth Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Growth Composite Index (reflects no deduction for fees or expenses) 1 Year	Growth Composite Index (reflects no deduction for fees or expenses) 5 Years	Growth Composite Index (reflects no deduction for fees or expenses) 10 Years
Total	15.45%	11.32%	9.38%	20.79%	15.36%	13.74%	16.37%	11.66%	9.81%